Commitments - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Non-cancelable operating lease agreement date				Jan. 20, 2015	Jan. 20, 2015
Lease expiration period				2020-03	2020-03
Rent expense					$ 429,927	$ 388,997	$ 228,281
Abacus Data Systems, Inc | Original Premises
Operating Leased Assets [Line Items]
Base rent discount for months five through nine	50.00%		50.00%
Base rent for month second	$ 27,768		$ 27,768
Security deposit	$ 30,317		$ 30,317
Percentage of annual increase of monthly base rent	3.00%		3.00%
Sublease liability	$ 353,000
Rent expense		$ 75,000		$ 217,000
Sublease rental income		$ 75,000		$ 189,000